RETIREMENT-RELATED BENEFITS - Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans | U.S.
RETIREMENT-RELATED BENEFITS
Fair value of plan assets	$ 52,694	$ 51,405	$ 51,716
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP)
RETIREMENT-RELATED BENEFITS
Subtotal	43,302	41,969
Investments measured at net asset value using the NAV expedient	9,537	9,641
Other	(145)	(205)
Fair value of plan assets	52,694	51,405
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	2,215	5,779
Value of IBM securities included in plan assets	$ 14	$ 28
Percentage of IBM securities included in plan assets	0.03%	0.10%
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Equity mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	$ 108	$ 93
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Government and related
RETIREMENT-RELATED BENEFITS
Subtotal	19,762	14,897
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	18,236	18,164
Value of IBM securities included in plan assets	$ 1	$ 4
Percentage of IBM securities included in plan assets	0.002%	0.01%
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Mortgage and asset-backed securities
RETIREMENT-RELATED BENEFITS
Subtotal	$ 623	$ 656
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Fixed income mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	338	359
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	2,004	1,982
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	17	38
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1
RETIREMENT-RELATED BENEFITS
Subtotal	2,782	6,303
Fair value of plan assets	2,782	6,303
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	2,215	5,778
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Equity mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	108	93
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Fixed income mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	338	359
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	100	55
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 1 | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	21	18
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2
RETIREMENT-RELATED BENEFITS
Subtotal	40,144	35,560
Fair value of plan assets	40,144	35,560
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	0	1
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Government and related
RETIREMENT-RELATED BENEFITS
Subtotal	19,762	14,897
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	17,864	18,063
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Mortgage and asset-backed securities
RETIREMENT-RELATED BENEFITS
Subtotal	619	652
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	1,903	1,927
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 2 | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	(4)	20
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3
RETIREMENT-RELATED BENEFITS
Subtotal	376	106
Fair value of plan assets	376	106	12
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	372	101
Fair value of plan assets	372	101	2
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Mortgage and asset-backed securities
RETIREMENT-RELATED BENEFITS
Subtotal	4	5
Fair value of plan assets	4	5	10
Pension Plans | Non-U.S.
RETIREMENT-RELATED BENEFITS
Subtotal	19,107	17,122
Investments measured at net asset value using the NAV expedient	21,744	18,946
Other	(52)	(48)
Fair value of plan assets	40,798	36,020	35,748
Pension Plans | Non-U.S. | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	3,508	4,080
Value of IBM securities included in plan assets	$ 7	$ 15
Percentage of IBM securities included in plan assets	0.02%	0.04%
Pension Plans | Non-U.S. | Equity mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	$ 24	$ 35
Pension Plans | Non-U.S. | Government and related
RETIREMENT-RELATED BENEFITS
Subtotal	10,111	7,593
Pension Plans | Non-U.S. | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	2,000	2,045
Value of IBM securities included in plan assets	$ 1	$ 1
Percentage of IBM securities included in plan assets	0.002%	0.003%
Pension Plans | Non-U.S. | Mortgage and asset-backed securities
RETIREMENT-RELATED BENEFITS
Subtotal	$ 5	$ 4
Pension Plans | Non-U.S. | Fixed income mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	86	22
Pension Plans | Non-U.S. | Insurance contracts
RETIREMENT-RELATED BENEFITS
Subtotal	1,366	1,137
Pension Plans | Non-U.S. | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	827	1,001
Pension Plans | Non-U.S. | Real estate
RETIREMENT-RELATED BENEFITS
Subtotal	356	294
Pension Plans | Non-U.S. | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	764	796
Pension Plans | Non-U.S. | Other mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	60	114
Pension Plans | Non-U.S. | Level 1
RETIREMENT-RELATED BENEFITS
Subtotal	3,918	4,589
Fair value of plan assets	3,918	4,589
Pension Plans | Non-U.S. | Level 1 | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	3,508	4,080
Pension Plans | Non-U.S. | Level 1 | Equity mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	24	35
Pension Plans | Non-U.S. | Level 1 | Fixed income mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	86	22
Pension Plans | Non-U.S. | Level 1 | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	221	294
Pension Plans | Non-U.S. | Level 1 | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	20	43
Pension Plans | Non-U.S. | Level 1 | Other mutual funds
RETIREMENT-RELATED BENEFITS
Subtotal	60	114
Pension Plans | Non-U.S. | Level 2
RETIREMENT-RELATED BENEFITS
Subtotal	14,824	12,223
Fair value of plan assets	14,824	12,223
Pension Plans | Non-U.S. | Level 2 | Equity securities
RETIREMENT-RELATED BENEFITS
Subtotal	0	0
Pension Plans | Non-U.S. | Level 2 | Government and related
RETIREMENT-RELATED BENEFITS
Subtotal	10,103	7,577
Pension Plans | Non-U.S. | Level 2 | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal	2,000	2,045
Pension Plans | Non-U.S. | Level 2 | Mortgage and asset-backed securities
RETIREMENT-RELATED BENEFITS
Subtotal	5	4
Pension Plans | Non-U.S. | Level 2 | Insurance contracts
RETIREMENT-RELATED BENEFITS
Subtotal	1,366	1,137
Pension Plans | Non-U.S. | Level 2 | Cash and short-term investments
RETIREMENT-RELATED BENEFITS
Subtotal	606	707
Pension Plans | Non-U.S. | Level 2 | Derivatives
RETIREMENT-RELATED BENEFITS
Subtotal	744	752
Pension Plans | Non-U.S. | Level 3
RETIREMENT-RELATED BENEFITS
Subtotal	365	310
Fair value of plan assets	365	310	431
Pension Plans | Non-U.S. | Level 3 | Government and related
RETIREMENT-RELATED BENEFITS
Subtotal	8	16
Fair value of plan assets	8	16	16
Pension Plans | Non-U.S. | Level 3 | Corporate bonds
RETIREMENT-RELATED BENEFITS
Subtotal		1
Fair value of plan assets		1	4
Pension Plans | Non-U.S. | Level 3 | Real estate
RETIREMENT-RELATED BENEFITS
Subtotal	356	294
Fair value of plan assets	356	294	411
Nonpension Postretirement Plans | U.S.
RETIREMENT-RELATED BENEFITS
Fair value of plan assets	18	26	71
Nonpension Postretirement Plans | U.S. | Level 1 | Cash equivalents
RETIREMENT-RELATED BENEFITS
Fair value of plan assets	18
Nonpension Postretirement Plans | U.S. | Level 1 | Cash
RETIREMENT-RELATED BENEFITS
Fair value of plan assets		26
Nonpension Postretirement Plans | Non-U.S.
RETIREMENT-RELATED BENEFITS
Fair value of plan assets	70	71	$ 59
Nonpension Postretirement Plans | Non-U.S. | Level 2 | Government and related fixed income securities and corporate bonds
RETIREMENT-RELATED BENEFITS
Fair value of plan assets	$ 70	$ 71